Long-term bank loans (Tables)	12 Months Ended
Dec. 31, 2019
Debt Instrument [Line Items]
Schedule of Long-Term Bank Loans

	December 31,	December 31,
	2018	2019
	US$	US$
Loan from ICBC
Due December 26, 2021, at 6.175% per annum	116,560,788	66,890,284
Due December 22, 2021, at 6.175% per annum	58,284,765	33,448,009
Due December 30, 2021, at 6.60% per annum	53,619,303	30,770,333
Due December 22, 2021, at 9.80% per annum	58,281,851	33,448,009
Due July 23, 2022, at 4.75% per annum	—	14,334,451
	286,746,707	178,891,086
Loan from China Guangfa Bank
Due July 17, 2021, at 6.175% per annum	—	18,048,508
Due October 20, 2019, at 6.4125% per annum	10,490,733	—
	10,490,733	18,048,508
Loan from Bank of China
Due March 30, 2020, at 6.65% per annum	33,512,064	7,167,226
Due October 31, 2021 at 4.75% per annum	64,110,036	50,457,269
	97,622,100	57,624,495
Loan from Bank of Beijing
Due February 14, 2020 at 4.75% per annum	42,810,934	32,372,065
Loan from The Bank of East Asia
Due June 1, 2019, at 1.10% plus 1 month LIBOR	9,675,654	—
Due June 5, 2019, at 1.10% plus 1 month LIBOR	10,000,000	—
Due August 15, 2019, at 1.10% plus 1 month LIBOR	20,000,000	—
Due August 30, 2019,at 1.10% plus 1 month LIBOR	9,700,000	—
Due September 19, 2019, at 1.10% plus 1 month LIBOR	2,220,000	—
Due January 9, 2020, at 1.10% plus 1 month LIBOR	3,178,000	3,178,000
Due June 2, 2019, at 1.10% plus 1 month LIBOR	34,421,617	—
Due September 27, 2019, at 1.10% plus 3 month LIBOR	24,294,636	—
Due June 4, 2021, at 1.10% plus 1 month LIBOR	—	22,500,000
Due June 6, 2021, at 1.10% plus 1 month LIBOR	—	30,000,000
Due August 20, 2021, at 1.10% plus 1 month LIBOR	—	19,170,000
Due September 27, 2021, at 1.10% plus 1 month LIBOR	—	9,100,000
Due October 20, 2021, at 1.10% plus 1 month LIBOR	—	2,100,000
Due October 27, 2021, at 1.10% plus 1 month LIBOR	—	17,570,000
	113,489,907	103,618,000
Loan from Ping An Bank Co., Ltd.
Due May 31, 2021, at 6.8875% per annum	116,417,997	80,272,928
Due May 27, 2021, at 7.3625% per annum	14,570,463	9,890,771
Due March 27, 2022, at 6.9825% per annum	—	39,405,407
	130,988,460	129,569,106
Loan from China Construction Bank
Due July 2, 2021, at 6.65% per annum	56,824,805	—
Due August 1, 2021, at 4.35% per annum	—	44,723,488
Due August 1, 2021, at 4.75% per annum	—	11,180,872
Due August 1, 2021, at 4.75% per annum	17,484,555	17,201,343
Due April 4, 2021, at 6.175% per annum	36,424,700	—
	110,734,060	73,105,703
Loan from Bank of Minsheng
Due June 14, 2031, at 8.50% per annum	62,798,694	59,487,973
Due March 30, 2023 at 8.8825% per annum	291,394,685	286,402,339
	354,193,379	345,890,312
Loan from Bank of Hengfeng
Due September 20, 2021, at 8.0009% per annum	73,580,837	65,150,082
Loan from Zheshang Bank Co., Ltd
Due September 21, 2021, at 7.60% per annum	29,286,630	17,344,686
Loan from Bank of Communications Co., Ltd
Due March 18, 2022, at 7.600% per annum	—	37,104,728
Loan from Bank of Zhengzhou Co., Ltd
Due September 26, 2021, at 7.000075% per annum	—	64,505,031
Loan from Bank of Huaxia Co., Ltd
Due December 27, 2021, at 5.08% per annum	—	11,610,908

Total	1,249,943,747	1,134,834,710
Less: current portion of long-term bank loans	(529,904,807)	(448,770,014)
Total long-term bank loans	720,038,940	686,064,696

Long-term Debt [Member]
Debt Instrument [Line Items]
Schedule of Maturities

As of December 31, 2019, the contractual maturities of these loans are as follows:

Year	Amount
US$
2020	448,770,014
2021	599,627,953
2022	37,269,574
2023	4,156,992
2024 and thereafter	45,010,177
Less: current portion of long-term bank loans	(448,770,014)
Total: long-term bank loans	686,064,696